UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund — Capital Growth Portfolio
Schedule of Investments

March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (91.7)%

Auto & Transportation (9.0%)
FedEx Corp.	88,800	$8,343
Union Pacific Corp.	40,400	2,816
Southwest Airlines Co.	135,750	1,933
* AMR Corp.	56,300	602
United Parcel Service, Inc.	7,250	527
* Alaska Air Group, Inc.	15,450	455
* Delta Air Lines, Inc.	48,750	197
ArvinMeritor, Inc.	8,650	134

	15,007

Consumer Discretionary (12.6%)
* DirecTV Group, Inc.	209,261	3,018
Costco Wholesale Corp.	47,050	2,079
TJX Cos., Inc.	71,550	1,762
* eBay Inc.	42,100	1,569
Target Corp.	30,500	1,526
The News Corp., Inc.	86,242	1,459
Robert Half International, Inc.	52,950	1,428
The Neiman Marcus Group, Inc. Class A	11,500	1,052
* Time Warner, Inc.	59,000	1,036
Lowe's Cos., Inc.	17,950	1,025
Eastman Kodak Co.	30,400	990
The Walt Disney Co.	27,400	787
Carnival Corp.	13,100	679
The Neiman Marcus Group, Inc. Class B	6,900	623
Liberty Media Corp.	47,450	492
Best Buy Co., Inc.	8,600	464
Sabre Holdings Corp.	20,950	458
Mattel, Inc.	15,700	335
Tiffany & Co.	3,800	131
* IAC/InterActiveCorp	4,700	105
* Liberty Media International Inc. Class A	351	15

	21,033

Financial Services (5.6%)
The Chubb Corp.	24,600	1,950
JPMorgan Chase & Co.	54,848	1,898
The Bank of New York Co., Inc.	58,950	1,713
Marsh & McLennan Cos., Inc.	41,200	1,253
American International Group, Inc.	17,400	964
Fannie Mae	7,800	425
Transatlantic Holdings, Inc.	5,375	356
Paychex, Inc.	7,600	249
Capital One Financial Corp.	2,900	217
Wells Fargo & Co.	3,200	191
Freddie Mac	2,750	174

	9,390

Health Care (16.9%)
Guidant Corp.	88,400	6,533
Novartis AG ADR	99,750	4,666
* Biogen Idec Inc.	111,800	3,858
Pfizer Inc.	129,960	3,414
Eli Lilly & Co.	50,900	2,652
* Genzyme Corp.-General Division	33,950	1,943
Medtronic, Inc.	37,200	1,895
* Sepracor Inc.	26,450	1,519
Roche Holdings AG	10,000	1,076
* Millipore Corp.	17,450	757

	28,313

Integrated Oils (6.4%)
ConocoPhillips Co.	58,900	6,352
Unocal Corp.	40,900	2,523
Amerada Hess Corp.	20,050	1,929

	10,804

Other Energy (3.6%)
Schlumberger Ltd.	23,750	1,674
Noble Energy, Inc.	20,350	1,384
Pogo Producing Co.	20,700	1,019
EnCana Corp.	9,600	676
* Transocean Inc.	10,200	525
GlobalSantaFe Corp.	11,700	433
EOG Resources, Inc.	7,300	356

	6,067

Materials & Processing (8.5%)
Potash Corp. of Saskatchewan, Inc.	41,800	3,658
Dow Chemical Co.	54,700	2,727
Weyerhaeuser Co.	24,450	1,675
Monsanto Co.	23,400	1,509
* Inco Ltd.	28,700	1,142
Temple-Inland Inc.	10,400	755
Engelhard Corp.	21,850	656
Fluor Corp.	11,600	643
Praxair, Inc.	10,600	507
Granite Construction Co.	18,200	478
MacDermid, Inc.	9,150	297
Alcoa Inc.	8,500	258

	14,305

Producer Durables (5.4%)
Caterpillar, Inc.	31,850	2,912
* Agilent Technologies, Inc.	65,650	1,457
Plantronics, Inc.	29,250	1,114
Tektronix, Inc.	39,150	960
* LM Ericsson Telephone Co. ADR Class B	28,400	801
Deere & Co.	10,250	688
Kennametal, Inc.	9,200	437
Pall Corp.	10,200	277
Donaldson Co., Inc.	8,000	258
* Mykrolis Corp.	9,600	137

	9,041

Technology (22.1%)
Adobe Systems, Inc.	108,500	7,288
Texas Instruments, Inc.	158,800	4,048
Microsoft Corp.	143,100	3,459
* Micron Technology, Inc.	258,500	2,673
Intel Corp.	102,700	2,386
QUALCOMM Inc.	64,400	2,360
Sony Corp. ADR	56,200	2,249
Motorola, Inc.	122,950	1,841
Hewlett-Packard Co.	72,650	1,594
* Citrix Systems, Inc.	59,100	1,408
* Nortel Networks Corp.	467,300	1,276
Applera Corp.-Applied Biosystems Group	55,700	1,100
Raytheon Co.	27,300	1,057
* Intuit, Inc.	22,600	989
* Accenture Ltd.	35,250	851
* Corning, Inc.	70,850	789
Symbol Technologies, Inc.	30,150	437
* Tellabs, Inc.	45,300	331
* Coherent, Inc.	8,950	302
* Rambus Inc.	20,000	301
* Freescale Semiconductor, Inc.	12,118	209

	36,948

Utilities (1.0%)
Sprint Corp.	56,450	1,284
* Comcast Corp. Class A	12,500	422

	1,706

Other (0.6%)
* Berkshire Hathaway Inc. Class B	362	1,034

TOTAL COMMON STOCKS
(Cost $131,336)	153,648

TEMPORARY CASH INVESTMENTS (8.9%)

Money Market Fund (8.9%)
Vanguard Market Liquidity Fund, 2.748%**	14,929,109	14,929

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,929)	14,929

TOTAL INVESTMENTS (100.6%)
(Cost $146,265)	168,577

OTHER ASSETS AND LIABILITIES—NET (-0.6%)	(1,035)

NET ASSETS (100%)	$167,542

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR-American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $146,265,000. Net unrealized appreciation of investment securities for tax purposes was $22,312,000, consisting of unrealized gains of $28,096,000 on securities that had risen in value since their purchase and $5,784,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.